PROPERTY AND EQUIPMENT (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	£ 383,587	£ 596,726	£ 714,550